Note 10 - Options and Warrants to Purchase Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Options And Warrants To Purchase Common Stock [Abstract]
Options And Warrants To Purchase Common Stock [Text Block]

NOTE 9 - OPTIONS AND WARRANTS TO PURCHASE COMMON STOCK

Derivative Instruments - Warrants

The Company issued 5,000,000 warrants (“Samlyn warrants”) in connection with the December 22, 2011 private placement of 10,000,000 shares of common stock. The strike price of these warrants was $2.00 per share at the date of grant. These warrants were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. In addition to the customary antidilution provisions the notes contained a down-round provision whereby the exercise price would be adjusted downward in the event that additional shares of the Company's common stock or securities exercisable, convertible or exchangeable for the Company's common stock were issued at a price less than the exercise price. Therefore, the fair value of these warrants (based on observable inputs using a Monte Carlo model) was recorded as a liability in the balance sheet until they are exercised or expire or are otherwise extinguished. During the first quarter of 2013, the Company issued 3,756,757 shares of its common stock for gross proceeds of $5,560,000, which triggered a down-round adjustment of $0.03 from $2.00 to $1.97 in the strike price of the Samlyn warrants at that time. As discussed in Note 7, during August 2013, the Company issued $10,500,000 of 10% mandatorily convertible Series 2023 PIK Notes in a private placement, which triggered a down-round adjustment of $0.04 from $1.97 to $1.93 in the strike price of the Samlyn warrants.

On November 3, 2014, the Company cancelled the warrant arrangement, resulting in the fair value of the warrant at such date of $120,000 being credited to equity. During the three months ended March 31, 2014, the Company recognized $114,000 of Other Income (Expense) resulting from the changes in the fair value of the warrant liability.

Outstanding Stock Warrants

A summary of the status of the warrants outstanding and exercisable at March 31, 2015 is presented below:

	Warrants Outstanding and Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.75	139,340	0.50	$0.75
$0.78	213,402	0.84	$0.78
$0.80	124,481	0.75	$0.80
$1.00	180,000	0.56	$1.00
$1.15	461,340	6.08	$1.15
$2.00	54,367	1.34	$2.00
	1,172,930	2.83	$1.01

No warrants were issued during 2014 or the first quarter of 2015. The intrinsic value of the outstanding warrants at March 31, 2014 was $0.

Outstanding Stock Options

On November 20, 2012, the shareholders of the Company approved the adoption of the Applied Minerals, Inc. 2012 Long-Term Incentive Plan (“LTIP”) and the Short-Term Incentive Plan (“STIP”) and the performance criteria used in setting performance goals for awards intended to be performance-based. Under the LTIP, 8,900,000 shares are authorized for issuance. The STIP does not refer to a particular number of shares under the LTIP, but would use the shares authorized in the LTIP for issuance under the STIP. The CEO, the CFO, and named executive officers, and directors, among others are eligible to participate in the LTIP and STIP. Prior to the adoption of the LTIP and STIP, stock options were granted under individual arrangements between the Company and the grantees, and approved by the Board of Directors.

The fair value of each of the Company's stock option awards is estimated on the date of grant using the Black-Scholes option-pricing model that uses the assumptions noted in the table below. Expected volatility is based on an average of historical volatility of the Company's common stock. The risk-free interest rate for periods within the contractual life of the stock option award is based on the yield curve of a zero-coupon U.S. Treasury Bond on the date the award is granted with a maturity equal to the expected term of the award.

The significant assumptions relating to the valuation of the Company's options issued for the three months ended March 31, 2015 and 2014 were as follows on a weighted average basis:

	2015	2014
Dividend Yield	0%	0%
Expected Life (years)	5.6	5.2
Expected Volatility	51%	58%
Risk Free Interest Rate	1.47%	1.60%

A summary of the status and changes of the options granted under stock option plans and other agreements for the first quarter of 2015 is as follows:

	March 31, 2015
	Shares	Weighted Average Exercise Price

Outstanding at beginning of period	17,053,116	$1.02
Issued	400,000	0.68
Exercised	--	--
Forfeited	--	--
Outstanding at end of period	17,453,116	$1.01

During the three months ended March 31, 2015, the Company granted 400,000 options to purchase the Company’s common stock with a weighted average exercise price of $0.67 and the following vesting schedule.

Vesting Information
Shares	Frequency	Begin Date	End Date
200,000	Quarterly	03/31/2015	12/31/2015
200,000	Annually	02/05/2016	02/05/2018

 A summary of the status of the options outstanding at March 31, 2015 is presented below:

Options Outstanding			Options Exercisable
Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

200,000	9.88	$0.66	50,000	$0.66
200,000	9.88	$0.68	--	$0.68
7,358,277	3.69	$0.70	7,358,277	$0.70
3,405,134	6.44	$0.83	3,405,134	$0.83
975,000	9.20	$0.84	541,667	$0.84
60,000	1.25	$1.00	60,000	$1.00
300,000	8.39	$1.10	100,000	$1.10
300,000	8.24	$1.15	158,333	$1.15
100,000	2.84	$1.24	100,000	$1.24
115,000	5.99	$1.35	115,000	$1.35
125,000	2.84	$1.45	125,000	$1.45
330,000	6.70	$1.55	321,667	$1.55
7,645	2.84	$1.58	7,645	$1.58
3,077,060	7.65	$1.66	3,077,060	$1.66
900,000	6.39	$1.90	900,000	$1.90
17,453,116	5.72	$1.01	16,319,783	$1.02

The weighted-average grant-date fair value of options granted during the first quarter of 2015 was $0.31.

Compensation expense of $99,938 and $214,850 has been recognized for the vested options for the three months ended March 31, 2015 and 2014, respectively. The aggregate intrinsic value of the outstanding options at March 31, 2015 was $12,000. At March 31, 2015, $499,908 of unamortized compensation expense for unvested options is expected to be recognized over the next 1.77 years on a weighted average basis.

NOTE 10 – OPTIONS AND WARRANTS TO PURCHASE COMMON STOCK

Derivative Instruments - Warrants

The Company issued 5,000,000 warrants (“Samlyn warrants”) in connection with the December 22, 2011 private placement of 10,000,000 shares of common stock. The strike price of these warrants was $2.00 per share at the date of grant. These warrants were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. In addition to the customary antidilution provisions the notes contain a down-round provision whereby the exercise price would be adjusted downward in the event that additional shares of the Company's common stock or securities exercisable, convertible or exchangeable for the Company's common stock were issued at a price less than the exercise price. Therefore, the fair value of these warrants (based on observable inputs using a Monte Carlo model) was recorded as a liability in the balance sheet until they are exercised or expire or are otherwise extinguished. During the first quarter of 2013, the Company issued 3,756,757 shares of its common stock for gross proceeds of $5,560,000, which triggered a down-round adjustment of $0.03 from $2.00 to $1.97 in the strike price of the Samlyn warrants at that time. As discussed in Note 8, during August 2013, the Company issued $10,500,000 of 10% mandatorily convertible Series 2023 PIK Notes in a private placement, which triggered a down-round adjustment of $0.04 from $1.97 to $1.93 in the strike price of the Samlyn warrants. On November 3, 2014, the Company cancelled the warrant arrangement, resulting in the fair value of the warrant at such date of $120,000 being credit to equity.

During 2014, 2013 and 2012, the Company recorded other income of $830,000, $995,000 and $630,000, respectively, resulting from the changes in the fair value of the warrant liability, mainly due to a lower stock price and a change in the volatility utilized by the Company, as discussed in Note 6.

Outstanding Stock Warrants

	Warrants Outstanding and Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$ 0.75	139,340	0.75	$0.75
$ 0.78	213,402	1.09	$0.78
$ 0.80	124,481	1.00	$0.80
$ 1.00	180,000	0.81	$1.00
$ 1.15	461,340	6.33	$1.15
$ 2.00	54,367	1.59	$2.00
	1,172,930	3.08	$1.01

No warrants were issued during 2013 and 2014. The intrinsic value of the outstanding warrants at December 31, 2014 was $0. Compensation expense of $210,067 has been recognized for the vesting of warrants in the accompanying consolidated statements of operations for the year ended December 31, 2012.

Outstanding Stock Options

On November 20, 2012, the shareholders of the Company approved the adoption of the Applied Minerals, Inc. 2012 Long-Term Incentive Plan (“LTIP”) and the Short-Term Incentive Plan (“STIP”) and the performance criteria used in setting performance goals for awards intended to be performance-based. Under the LTIP, 8,900,000 shares are authorized for issuance. The STIP does not refer to a particular number of shares under the LTIP, but would use the shares authorized in the LTIP for issuance under the STIP. The CEO, the CFO, and named executive officers, and directors, among others are eligible to participate in the LTIP and STIP. Prior to the adoption of the LTIP and STIP, stock options were granted under individual arrangements between the Company and the grantees, and approved by the Board of Directors.

The fair value of each of the Company's stock option awards is estimated on the date of grant using the Black-Scholes option-pricing model that uses the assumptions noted in the table below. Expected volatility is based on an average of historical volatility of the Company's common stock. The risk-free interest rate for periods within the contractual life of the stock option award is based on the yield curve of a zero-coupon U.S. Treasury Bond on the date the award is granted with a maturity equal to the expected term of the award.

A summary of the status and changes of the options granted under stock option plans and other agreements for 2014 and 2013 is as follows:

	December 31, 2014		December 31, 2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price

Outstanding at beginning of period	15,878,116	$1.03	15,455,471	$1.04
Issued	1,175,000	0.84	760,867	1.19
Exercised	--	--	--	--
Forfeited	--	--	(338,222)	$1.73
Outstanding at end of period	17,053,116	$1.02	15,878,116	$1.03

During the year ended December 31, 2014, the Company granted 1,175,000 options to purchase the Company’s common stock with a weighted average exercise price of $0.84. Of the 1,175,000 options granted, the options vest immediately or monthly as follows:

Vesting Information
Shares	Frequency	Begin Date	End Date
200,000	Quarterly	03/31/2014	12/31/2014
375,000	Immediately	06/10/2014	06/10/2014
600,000	Monthly	06/10/2014	06/09/2017

A summary of the status of the options outstanding at December 31, 2014 is presented below:

Options Outstanding			Options Exercisable
Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

7,358,277	3.94	$0.70	7,358,277	$0.70
3,405,134	6.69	$0.83	3,405,134	$0.83
975,000	9.45	$0.84	491,667	$0.84
60,000	1.50	$1.00	60,000	$1.00
300,000	8.64	$1.10	100,000	$1.10
300,000	8.48	$1.15	133,333	$1.15
100,000	3.09	$1.24	100,000	$1.24
115,000	6.24	$1.35	115,000	$1.35
125,000	3.09	$1.45	125,000	$1.45
330,000	6.95	$1.55	296,667	$1.55
7,645	3.09	$1.58	7,645	$1.58
3,077,060	7.89	$1.66	3,077,060	$1.66
900,000	6.64	$1.90	900,000	$1.90
17,053,116	5.87	$1.02	16,169,783	$1.02

The weighted-average grant date fair value of options granted during 2014, 2013 and 2012 was $0.43, $0.64 and $1.33, respectively.

Compensation expense of $865,716, $4,707,381, and $2,314,154 has been recognized for the vested options for the years ended December 31, 2014, 2013 and 2012, respectively. The aggregate intrinsic value of the outstanding options at December 31, 2014 was $220,748. At December 31, 2014, $474,645 of unamortized compensation expense for unvested options is expected to be recognized over the next 1.85 years on a weighted average basis.